T. ROWE PRICE Mid-Cap Growth Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.1%
COMMUNICATION SERVICES 3.1%
Entertainment 1.4%
Liberty Media-Liberty Formula One, Class C (1) 4,327,100 253,136
Spotify Technology (1) 1,343,700 115,961
369,097
Interactive Media & Services 0.3%
Match Group (1) 1,495,700 71,420
Vimeo (1) 3,576,900 14,307
85,727
Media 1.4%
Trade Desk, Class A (1) 5,993,200 358,094
358,094
Total Communication Services 812,918
CONSUMER DISCRETIONARY 13.0%
Automobiles 0.4%
Rivian Automotive, Class A (1) 2,996,600 98,618
98,618
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 1,697,000 97,832
Clear Secure, Class A (1) 1,700,000 38,862
136,694
Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill (1) 226,970 341,081
Domino's Pizza  600,000 186,120
DraftKings, Class A (1) 3,985,800 60,345
Hilton Worldwide Holdings  3,346,200 403,619
MGM Resorts International  8,984,500 267,019
Vail Resorts  747,300 161,148
Yum! Brands  125,000 13,293
1,432,625
Multiline Retail 2.4%
Dollar General  1,498,200 359,358
Dollar Tree (1) 1,997,800 271,901
631,259
Specialty Retail 3.6%
Bath & Body Works  3,995,500 130,253
Burlington Stores (1) 2,575,000 288,117
Five Below (1) 1,000,000 137,670
O'Reilly Automotive (1) 349,100 245,540
T. ROWE PRICE Mid-Cap Growth Fund

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  1,296,300 109,239
Warby Parker, Class A (1) 1,000,000 13,340
924,159
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor (1) 250,000 78,152
Lululemon Athletica (1) 196,765 55,008
On Holding, Class A (1) 700,000 11,235
144,395
Total Consumer Discretionary 3,367,750
CONSUMER STAPLES 2.6%
Beverages 0.5%
Boston Beer, Class A (1) 399,600 129,330
129,330
Food & Staples Retailing 1.2%
Casey's General Stores  1,500,000 303,780
303,780
Food Products 0.5%
TreeHouse Foods (1) 2,760,410 117,097
117,097
Household Products 0.4%
Reynolds Consumer Products  3,970,900 103,283
103,283
Personal Products 0.0%
Olaplex Holdings (1) 822,252 7,852
7,852
Total Consumer Staples 661,342
ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy  1,497,300 248,417
Coterra Energy  4,500,000 117,540
Pioneer Natural Resources  748,800 162,138
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(2)(3) 1,337 19,781
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(2)(3) 9,021 133,468
Total Energy 681,344
FINANCIALS 5.8%
Capital Markets 3.7%
Cboe Global Markets  1,200,000 140,844
Intercontinental Exchange  125,000 11,294
KKR  6,520,900 280,399

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MarketAxess Holdings  998,800 222,223
Raymond James Financial  995,500 98,375
Tradeweb Markets, Class A  3,620,900 204,291
957,426
Insurance 2.1%
Assurant  2,100,000 305,067
Axis Capital Holdings  3,579,000 175,908
Kemper  1,240,700 51,191
532,166
Total Financials 1,489,592
HEALTH CARE 24.4%
Biotechnology 4.7%
Alkermes (1) 2,246,000 50,153
Alnylam Pharmaceuticals (1) 1,583,100 316,873
Apellis Pharmaceuticals (1) 850,000 58,055
Argenx, ADR (1) 648,000 228,776
Ascendis Pharma, ADR (1) 235,000 24,266
CRISPR Therapeutics (1) 600,000 39,210
Exact Sciences (1) 1,450,900 47,140
Exelixis (1) 2,312,200 36,255
Ionis Pharmaceuticals (1) 4,234,900 187,310
Karuna Therapeutics (1) 138,469 31,146
Neurocrine Biosciences (1) 500,000 53,105
Seagen (1) 799,100 109,341
Ultragenyx Pharmaceutical (1) 675,000 27,952
1,209,582
Health Care Equipment & Supplies 8.7%
Alcon  3,143,900 182,912
Cooper  1,190,000 314,041
DENTSPLY SIRONA  2,000,000 56,700
Enovis (1) 2,978,266 137,209
Hologic (1) 11,729,700 756,800
ICU Medical (1) 894,100 134,651
QuidelOrtho (1) 2,225,000 159,043
Teleflex (4) 2,525,000 508,687
2,250,043
Health Care Providers & Services 2.2%
Acadia Healthcare (1)(4) 4,825,000 377,218
agilon health (1) 1,323,429 30,995
Molina Healthcare (1) 507,959 167,545
575,758
Health Care Technology 1.6%
Doximity, Class A (1) 2,000,000 60,440

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Multiplan (1) 14,993,500 42,881
Veeva Systems, Class A (1) 1,869,800 308,293
411,614
Life Sciences Tools & Services 5.6%
Agilent Technologies  4,691,800 570,288
Avantor (1) 16,500,000 323,400
Bruker  6,867,300 364,379
West Pharmaceutical Services  802,596 197,503
1,455,570
Pharmaceuticals 1.6%
Catalent (1) 5,300,000 383,508
Perrigo  875,000 31,202
414,710
Total Health Care 6,317,277
INDUSTRIALS & BUSINESS SERVICES 16.9%
Aerospace & Defense 2.8%
BWX Technologies  1,997,700 100,624
Textron (4) 10,750,000 626,295
726,919
Airlines 1.0%
Southwest Airlines (1) 8,390,600 258,766
258,766
Commercial Services & Supplies 0.5%
Waste Connections  998,200 134,887
134,887
Electrical Equipment 0.2%
Shoals Technologies Group, Class A (1) 2,488,900 53,636
53,636
Industrial Conglomerates 0.9%
Roper Technologies  645,500 232,148
232,148
Machinery 4.8%
Esab  2,978,266 99,355
Fortive  5,993,200 349,404
IDEX  998,800 199,610
Ingersoll Rand  13,712,000 593,181
1,241,550
Professional Services 4.7%
Clarivate (1) 10,000,000 93,900
CoStar Group (1) 4,083,000 284,381
Equifax  1,675,000 287,145

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Leidos Holdings  1,091,900 95,509
TransUnion  3,521,100 209,470
Verisk Analytics  1,396,000 238,060
1,208,465
Road & Rail 1.6%
JB Hunt Transport Services  2,647,000 414,044
414,044
Trading Companies & Distributors 0.4%
United Rentals (1) 399,600 107,940
107,940
Total Industrials & Business Services 4,378,355
INFORMATION TECHNOLOGY 21.3%
Electronic Equipment, Instruments & Components 4.0%
Amphenol, Class A  2,729,900 182,794
Cognex  2,500,000 103,625
Corning  4,492,100 130,361
Keysight Technologies (1) 2,588,400 407,311
Littelfuse  209,272 41,580
National Instruments  4,450,000 167,943
1,033,614
IT Services 1.6%
Broadridge Financial Solutions  596,700 86,116
FleetCor Technologies (1) 1,748,000 307,945
MongoDB (1) 125,000 24,820
Thoughtworks Holding (1) 515,123 5,403
424,284
Semiconductors & Semiconductor Equipment 6.8%
KLA  1,273,600 385,429
Lattice Semiconductor (1) 2,600,000 127,946
Marvell Technology  11,500,000 493,465
Microchip Technology  11,200,000 683,536
Wolfspeed (1) 598,200 61,830
1,752,206
Software 8.9%
Atlassian, Class A (1) 1,098,200 231,270
Bill.com Holdings (1) 747,200 98,907
Black Knight (1) 3,995,500 258,629
CCC Intelligent Solutions Holdings (1) 14,750,000 134,225
Crowdstrike Holdings, Class A (1) 1,148,000 189,202
DocuSign (1) 1,248,600 66,763
Fair Isaac (1) 450,000 185,404
Fortinet (1) 7,991,000 392,598

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Paylocity Holding (1) 773,600 186,886
PTC (1) 1,738,500 181,847
SentinelOne, Class A (1) 2,250,000 57,510
Synopsys (1) 1,000,000 305,510
2,288,751
Total Information Technology 5,498,855
MATERIALS 5.4%
Chemicals 0.8%
RPM International  2,491,000 207,525
207,525
Construction Materials 1.1%
Martin Marietta Materials  872,700 281,088
281,088
Containers & Packaging 3.5%
Avery Dennison  1,893,200 308,024
Ball  7,491,600 361,994
Sealed Air  5,320,400 236,811
906,829
Total Materials 1,395,442
Total Common Stocks (Cost $18,713,238) 24,602,875
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Maplebear DBA Instacart, Series E, Acquisition Date: 11/19/21,
Cost $57,556 (1)(2)(3) 478,699 23,207
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $9,259 (1)(2)(3) 74,070 3,591
Total Consumer Discretionary 26,798
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(3) 3,278,524 21,573
Total Health Care 21,573
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,479 (1)
(2)(3) 211,074 11,671
Databricks, Series H, Acquisition Date: 8/31/21, Cost $19,735 (1)
(2)(3) 268,554 14,849

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)(2)(3) 839,788 17,506
Total Information Technology 44,026
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 31,856
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(3) 921,478 28,723
Total Materials 60,579
Total Convertible Preferred Stocks (Cost $200,483) 152,976
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Treasury Reserve Fund, 3.06% (4)(5) 1,198,060,011 1,198,060
Total Short-Term Investments (Cost $1,198,060) 1,198,060
Total Investments in Securities 100.3%
(Cost $20,111,781) $ 25,953,911
Other Assets Less Liabilities (0.3)% (73,484)
Net Assets 100.0% $ 25,880,427
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$306,225 and represents 1.2% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Acadia Healthcare  $ 6,307 $ 83,598 $ —
Bruker  27,056 (251,097) 1,092
Casey's General Stores  32,599 (25,360) 1,914
Enovis  195 (25,662) —
Esab  120 (38,322) 298
Hologic  34,919 (179,301) —
Teleflex  2,349 (291,536) 2,320
Textron  10,356 (228,653) 694
TreeHouse Foods  (27,376) 32,469 —
T. Rowe Price Treasury Reserve Fund, 3.06% — — 10,457
Affiliates not held at period end 384 (111,248) —
Totals $ 86,909# $ (1,035,112) $ 16,775+

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Acadia Healthcare  $ 309,649 $ 260 $ 16,289 $ 377,218
Bruker  629,325 490 14,339 *
Casey's General Stores  393,595 358 64,813 *
Colfax  412,572 366 301,690 —
Enovis  — 163,240 369 *
Esab  — 137,989 312 *
Hologic  1,008,157 910 72,966 *
Teleflex  * 94,983 992 508,687
Textron  896,848 785 42,685 626,295
TreeHouse Foods  137,417 116 52,905 *
T. Rowe Price Treasury Reserve
Fund, 3.06% 1,208,662  ¤  ¤ 1,198,060
Total $ 2,710,260^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $16,775 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,045,826.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $42,253,000 for the period ended
September 30, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 24,449,626 $ — $ 153,249 $ 24,602,875
Convertible Preferred Stocks — — 152,976 152,976
Short-Term Investments 1,198,060 — — 1,198,060
Total $ 25,647,686 $ — $ 306,225 $ 25,953,911
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 61,632 $ 91,617 $ 153,249
Convertible Preferred Stocks 202,340 (49,364) 152,976
Total $ 263,972 $ 42,253 $ 306,225

T. ROWE PRICE Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F64-054Q3 09/22